Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth the relationship between the executive Compensation Actually Paid and the financial performance during 2020, 2021, and 2022.
Year	Summary Compensation Table Total for PEO1	Compensation Actually Paid to PEO1,3	Average Summary Compensation Table Total for Non-PEO NEOs2	Average Compensation Actually Paid to Non-PEO NEOs2,3	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Non-GAAP Operating Earnings5 (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return4
2022	$13,804,149	$22,473,839	$4,697,081	$8,266,843	$172.34	$128.51	$4,852.2	$1,700.9
2021	$17,566,163	$31,100,475	$5,217,527	$7,648,364	$143.50	$136.28	$1,757.4	$1,847.6
2020	$15,614,418	$9,494,060	$4,508,046	$3,145,730	$94.81	$100.64	$1,428.5	$1,366.4

1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
During 2022 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes.

3
Adjustments were as follows:

Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$598,475	$2,724	$1,699,323	$680,106	$4,010,196	$815,417
Increase for “Service Cost” for Pension Plans	$474,380	$107,628	$504,001	$152,460	$481,662	$88,879
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$8,540,764	$2,933,301	$4,275,014	$912,107	$3,874,991	$936,869
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$4,275,011	$912,131	$3,874,991	$936,875
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$11,481,425	$3,777,323	$12,034,239	$2,535,846	$7,148,050	$1,716,941
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$4,832,278	$810,800	$8,686,222	$1,747,456	$(1,850,959)	$(449,330)
Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$76,681	$8,011	$1,797,970	$343,818	$(725,573)	$(173,995)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$944,165	$1,802,025	$761,228	$155,602	$586,641	$144,351
Total Adjustments	$8,669,690	$3,569,762	$13,534,312	$2,430,837	$(6,120,358)	$(1,362,316)

4
Peer Group used is the S&P 500 Financials Index.

5
See non-GAAP financial measure reconciliations in Appendix B.

Company Selected Measure Name	Non-GAAP Operating Earnings
Named Executive Officers, Footnote [Text Block]
1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
During 2022 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020 our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes.

Peer Group Issuers, Footnote [Text Block]	4 Peer Group used is the S&P 500 Financials Index.
PEO Total Compensation Amount	$ 13,804,149	$ 17,566,163	$ 15,614,418
PEO Actually Paid Compensation Amount	$ 22,473,839	31,100,475	9,494,060
Adjustment To PEO Compensation, Footnote [Text Block]
3
Adjustments were as follows:

Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$598,475	$2,724	$1,699,323	$680,106	$4,010,196	$815,417
Increase for “Service Cost” for Pension Plans	$474,380	$107,628	$504,001	$152,460	$481,662	$88,879
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$8,540,764	$2,933,301	$4,275,014	$912,107	$3,874,991	$936,869
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$4,275,011	$912,131	$3,874,991	$936,875
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$11,481,425	$3,777,323	$12,034,239	$2,535,846	$7,148,050	$1,716,941
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$4,832,278	$810,800	$8,686,222	$1,747,456	$(1,850,959)	$(449,330)
Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$76,681	$8,011	$1,797,970	$343,818	$(725,573)	$(173,995)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$944,165	$1,802,025	$761,228	$155,602	$586,641	$144,351
Total Adjustments	$8,669,690	$3,569,762	$13,534,312	$2,430,837	$(6,120,358)	$(1,362,316)

Non-PEO NEO Average Total Compensation Amount	$ 4,697,081	5,217,527	4,508,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,266,843	7,648,364	3,145,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3
Adjustments were as follows:

Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$598,475	$2,724	$1,699,323	$680,106	$4,010,196	$815,417
Increase for “Service Cost” for Pension Plans	$474,380	$107,628	$504,001	$152,460	$481,662	$88,879
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$8,540,764	$2,933,301	$4,275,014	$912,107	$3,874,991	$936,869
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$4,275,011	$912,131	$3,874,991	$936,875
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$11,481,425	$3,777,323	$12,034,239	$2,535,846	$7,148,050	$1,716,941
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$4,832,278	$810,800	$8,686,222	$1,747,456	$(1,850,959)	$(449,330)
Adjustments to Determine “Compensation Actually Paid” for PEO and Non-PEO NEOs	2022		2021		2020
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$76,681	$8,011	$1,797,970	$343,818	$(725,573)	$(173,995)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$944,165	$1,802,025	$761,228	$155,602	$586,641	$144,351
Total Adjustments	$8,669,690	$3,569,762	$13,534,312	$2,430,837	$(6,120,358)	$(1,362,316)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income ($M)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Non-GAAP Operating Earnings1 1 See non-GAAP financial measure reconciliations in Appendix B.
Tabular List [Table Text Block]
Pay Versus Performance—Tabular List of Most Important Financial Performance Measures
Financial Performance Measures
Non-GAAP Operating Earnings
Non-GAAP Return on Equity
Operating Margin

Total Shareholder Return Amount	$ 172.34	143.5	94.81
Peer Group Total Shareholder Return Amount	128.51	136.28	100.64
Net Income (Loss)	$ 4,852,200,000	$ 1,757,400,000	$ 1,428,500,000
Company Selected Measure Amount	1,700.9	1,847.6	1,366.4
PEO Name	Daniel J. Houston	Daniel J. Houston	Daniel J. Houston
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Earnings
Non-GAAP Measure Description [Text Block]	5 See non-GAAP financial measure reconciliations in Appendix B.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,669,690	$ 13,534,312	$ (6,120,358)
PEO [Member] | Change In Pension Value And Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	598,475	1,699,323	4,010,196
PEO [Member] | Change In Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	474,380	504,001	481,662
PEO [Member] | Change In Prior Service Cost For Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,540,764	4,275,014	3,874,991
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,275,011	3,874,991
PEO [Member] | Change In Fair Value Of Awards Granted During Year That Remain Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,481,425	12,034,239	7,148,050
PEO [Member] | Change In Fair Value Of Awards Granted During Year The Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,832,278	8,686,222	(1,850,959)
PEO [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,681	1,797,970	(725,573)
PEO [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date OF Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	944,165	761,228	586,641
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,569,762	2,430,837	(1,362,316)
Non-PEO NEO [Member] | Change In Pension Value And Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,724	680,106	815,417
Non-PEO NEO [Member] | Change In Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,628	152,460	88,879
Non-PEO NEO [Member] | Change In Prior Service Cost For Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,933,301	912,107	936,869
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	912,131	936,875
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted During Year That Remain Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,777,323	2,535,846	1,716,941
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted During Year The Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	810,800	1,747,456	(449,330)
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,011	343,818	(173,995)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date OF Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,802,025	$ 155,602	$ 144,351